Stock-Based Compensation - Summary of Options Outstanding and Vested Pricing of Exercise Prices (Detail) - Employee Stock Option	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	4,996,284
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	4 years 8 months 12 days
Options Outstanding, Number Exercisable	4,345,497
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	4 years 1 month 6 days
$0.4213
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 0.4213
Options Outstanding, Number Outstanding	512,036
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	3 years 10 months 24 days
Options Outstanding, Number Exercisable	512,036
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	3 years 10 months 24 days
$0.78
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 0.78
Options Outstanding, Number Outstanding	49,549
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	2 years 7 months 6 days
Options Outstanding, Number Exercisable	49,549
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	2 years 7 months 6 days
$1.7554
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 1.7554
Options Outstanding, Number Outstanding	288,404
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	4 years
Options Outstanding, Number Exercisable	288,404
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	4 years
$1.9984
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 1.9984
Options Outstanding, Number Outstanding	262,120
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	4 years 1 month 6 days
Options Outstanding, Number Exercisable	262,120
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	4 years 1 month 6 days
$2.18
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 2.18
Options Outstanding, Number Outstanding	1,842
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	5 years 6 months
Options Outstanding, Number Exercisable	1,842
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	5 years 6 months
$2.87
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 2.87
Options Outstanding, Number Outstanding	982
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	5 years 8 months 12 days
Options Outstanding, Number Exercisable	880
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	6 years 4 months 24 days
$3.07
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 3.07
Options Outstanding, Number Outstanding	600,000
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	7 years 8 months 12 days
Options Outstanding, Number Exercisable	349,998
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	7 years 8 months 12 days
$3.4 to $3.98
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	1,163,543
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	3 years
Options Outstanding, Number Exercisable	1,163,543
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	3 years
$3.4 to $3.98 | Minimum
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 3.4
$3.4 to $3.98 | Maximum
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Prices | $ / shares	3.98
$4.54
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 4.54
Options Outstanding, Number Outstanding	255,806
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	3 months 18 days
Options Outstanding, Number Exercisable	255,806
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	3 months 18 days
$6.21
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 6.21
Options Outstanding, Number Outstanding	400,000
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	9 years 4 months 24 days
Options Outstanding, Number Exercisable	0
$8.19
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 8.19
Options Outstanding, Number Outstanding	6,552
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	5 years 8 months 12 days
Options Outstanding, Number Exercisable	5,869
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	5 years 8 months 12 days
$25.00
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Exercise Prices | $ / shares	$ 25.00
Options Outstanding, Number Outstanding	1,455,450
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	4 years 7 months 6 days
Options Outstanding, Number Exercisable	1,455,450
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	4 years 7 months 6 days